Income / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share
Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2022	June 30, 2021

Net income/(loss)	6,303	(23,719)
Weighted average number of ordinary shares in circulation	79,753,657	78,997,954
Basic income/(loss) per share (€ per share)	0.08	(0.30)
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.

In thousands of euro, except for data share	June 30, 2022	June 30, 2021
Net income/(loss) for the period	6,303	(23,719)
Weighted average number of ordinary shares in circulation	79,753,657	78,997,954
Adjustment for share instruments	2,132,098	—
Diluted income/(loss) per share (€ per share)	0.08	(0.30)